FINANCIAL INSTRUMENTS (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)		Dec. 31, 2024 CNY (¥)
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 12,416	¥ 86,860		¥ 97,740
Derivative financial liabilities	$ 3	¥ 19	[1]	¥ 3,996	[1]
Level 1 [Member]
IfrsStatementLineItems [Line Items]
Recurring fair value measurement:
Financial liabilities
Derivative financial liabilities
Level 2 [Member]
IfrsStatementLineItems [Line Items]
Recurring fair value measurement:
Financial liabilities
Derivative financial liabilities	$ 3	¥ 19		¥ 2,138
Level 3 [Member]
IfrsStatementLineItems [Line Items]
Recurring fair value measurement:
Financial liabilities
Derivative financial liabilities
Total [Member]
IfrsStatementLineItems [Line Items]
Recurring fair value measurement:
Financial liabilities
Derivative financial liabilities	$ 3	¥ 19		¥ 2,138

[1]	This represents certain warrants issued to institutional investors on February 21, 2024, which was recognized as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY6,134 (US$843)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. In accordance with IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of derivative financial liabilities for the year ended December 31, 2023, 2024 and 2025 was CNY847, CNY3.996.and CNY2,077 (US$297).